3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Quarterly (093014 Quarterly [Member], USD $)	Dec. 10, 2014	Dec. 09, 2014	Sep. 30, 2014	Dec. 31, 2013
093014 Quarterly [Member]
Shares Issued	335,000,000	1,675,000,000	388,475,000	388,475,000
Shares Outstanding	335,000,000	1,675,000,000
Common Stock Par Value	$ 0.01	$ 0.01	$ 0.01	$ 0.01